Investment Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Securities
Unrealized losses in the investment securites portfolio relating to debt securities	$ 35,600,000	$ 51,100,000
Proceeds from sales of investment securities available for sale	20,400,000	11,700,000
Gross losses	172,000	28,000
Gains on sales of available for sale securities	94,000	33,000
Securities pledged to secure public deposits	40,000,000.0	40,700,000
Taxable interest income	13,200,000	14,600,000
Non taxable interest income	$ 334,000	$ 425,000